Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss and comprehensive loss for the year	$ (28,128,292)	$ (30,930,647)	$ (31,638,244)
Non-cash adjustments for:
Depreciation of property and equipment	163,911	135,464	135,977
Amortization of intangible assets	84,444	84,444	84,444
Share-based compensation (note 12)	4,156,762	5,013,185	8,497,830
Change in derivative liability	(181,725)	(6,241,221)	(4,916,304)
Unrealized foreign exchange (gain) loss on cash	(762,039)	(2,919,786)	11,129
Accretion on lease liability	15,926	9,226	12,929
Shares for services	16,449	525,200	4,112,647
Research expenses settled through warrant exercise		1,355,775	83,421
Accounts receivable	67,178	(144,184)	(59,946)
Other receivables	133,147	71,114	(127,258)
Prepaid expenses	546,471	1,346,279	(2,147,333)
Inventory			17,968
Accounts payable and accrued liabilities	(1,292,673)	4,474,806	2,393,090
Net cash used in operating activities	(25,180,441)	(27,220,345)	(23,539,650)
Investing activities
Purchase of property and equipment	(64,312)	(74,709)	(12,916)
Net cash used in investing activities	(64,312)	(74,709)	(12,916)
Financing activities
Issuance of units			84,083,757
Share issuance costs			(5,240,756)
Issuance of warrants, net of issuance costs			8,147
Proceeds from stock options exercised			2,837,083
Proceeds from warrants exercised			11,801,263
Payment of lease liability	(55,376)	(53,934)	(51,916)
Net cash provided by (used in) financing activities	(55,376)	(53,934)	93,437,578
Net change in cash and cash equivalents	(25,300,129)	(27,348,988)	69,885,012
Cash and cash equivalents, beginning of year	59,469,868	83,899,070	14,025,187
Impact of foreign exchange on cash and cash equivalents	762,039	2,919,786	(11,129)
Cash and cash equivalents, end of year	$ 34,931,778	$ 59,469,868	$ 83,899,070